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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

                                                                               NUMBER OF
DESCRIPTION                                                                      SHARES        VALUE
-----------                                                                    ---------   ------------
COMMON AND PREFERRED STOCKS 95.9%
DIVERSIFIED 4.4%
Centracore Properties Trust                                                      170,062   $  5,399,469
Forest City Enterprises, Inc.                                                    222,140     12,062,202
Spirit Financial Corp.                                                            48,850        567,149
Vornado Realty Trust                                                             237,585     25,896,765
                                                                                           ------------
                                                                                             43,925,585
                                                                                           ------------
HEALTHCARE 4.2%
Cogdell Spencer, Inc.                                                             90,740      1,882,855
Health Care Property Investors, Inc.                                             202,559      6,289,457
LTC Properties, Inc.                                                              16,179        392,341
Senior Housing Property Trust                                                    661,135     14,108,621
Sunrise Senior Living Real Estate Investment Trust (Canada) (CAD)                815,050      7,474,178
Tenet Healthcare Corp. (a)                                                     1,078,610      8,779,885
Universal Health Realty Income Trust                                              74,060      2,655,051
Windrose Medical Properties Trust                                                 42,055        743,532
                                                                                           ------------
                                                                                             42,325,920
                                                                                           ------------
INDUSTRIAL 3.6%
AMB Property Corp.                                                               355,770     19,606,485
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to 08/10/06,
   Cost $700,000) (a) (b) (c) (e)                                                  1,400        700,000
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to 09/15/06,
   Cost $751,073) (a) (b) (c) (e)                                                751,073        751,073
ProLogis Trust                                                                   252,946     14,433,099
                                                                                           ------------
                                                                                             35,490,657
                                                                                           ------------
LODGING/RESORTS 16.2%
Gaylord Entertainment Co. (a)                                                    102,627      4,500,194
Hersha Hospitality Trust                                                         207,388      1,990,925
Hilton Hotels Corp.                                                            1,431,507     39,867,470
Host Marriott Corp.                                                            2,117,626     48,557,164
Legacy Hotels Real Estate Investment Trust (Canada) (CAD)                        889,948      7,651,443
Morgans Hotel Group Co. (a)                                                      462,380      5,779,750
Starwood Hotels & Resorts Worldwide, Inc.                                        917,096     52,448,720
                                                                                           ------------
                                                                                            160,795,666
                                                                                           ------------
OFFICE 21.6%
Beacon Capital Partners, Inc. (a) (b) (c)                                        177,900        536,306

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
Boston Properties, Inc.                                                          499,373     51,605,206
Brandywine Realty Trust                                                          647,220     21,067,011
Broadreach Capital Partners Realty, L.P. (Acquired 05/29/03 to 01/06/06,
   Cost $2,503,949) (b) (c) (e)                                                2,503,949      1,877,381
Brookfield Properties Corp. (Canada)                                           1,164,038     41,113,822
Equity Office Properties Trust                                                 1,109,373     44,108,670
Highwoods Properties, Inc.                                                        30,515      1,135,463
Liberty Property Trust                                                           257,948     12,327,335
Mack-Cali Realty Corp.                                                           430,748     22,312,746
Parkway Properties, Inc.                                                          16,429        763,784
Reckson Associates Realty Corp.                                                   70,660      3,024,248
Republic Property Trust                                                          193,360      2,130,827
SL Green Realty Corp.                                                             56,370      6,296,529
Trizec Properties, Inc.                                                          232,751      6,728,831
                                                                                           ------------
                                                                                            215,028,159
                                                                                           ------------
OTHER 1.6%
Brookfield Homes Corp.                                                           301,928      8,502,292
Plum Creek Timber Co., Inc.                                                      207,890      7,076,576
                                                                                           ------------
                                                                                             15,578,868
                                                                                           ------------
RESIDENTIAL APARTMENTS 17.9%
American Campus Communities, Inc.                                                123,650      3,154,312
Apartment Investment & Management Co., Class A                                    60,120      3,271,129
Archstone-Smith Trust                                                            579,792     31,563,876
Atlantic Gulf Communities Corp. (a) (b) (c)                                      131,004              0
Atlantic Gulf Communities Corp. - Convertible Preferred Series B (a) (b) (c)      30,570              0
Atlantic Gulf Communities Corp. - Preferred Series B (a) (b) (c) (d)              43,609              0
Avalonbay Communities, Inc.                                                      345,546     41,603,738
BRE Properties, Inc.                                                             180,615     10,788,134
Equity Residential Properties Trust                                              979,527     49,544,476
Essex Property Trust, Inc.                                                       173,430     21,054,402
Post Properties, Inc.                                                            349,804     16,622,686
United Dominion Realty Trust, Inc.                                                 9,640        291,128
                                                                                           ------------
                                                                                            177,893,881
                                                                                           ------------
RESIDENTIAL MANUFACTURED HOMES 1.1%
Equity Lifestyle Properties, Inc.                                                235,636     10,770,922
                                                                                           ------------
RETAIL REGIONAL MALLS 14.2%
General Growth Properties, Inc.                                                  374,644     17,851,787
Macerich Co.                                                                     310,795     23,732,306
Simon Property Group, Inc.                                                       952,786     86,341,467
Simon Property Group, Inc. - Convertible Preferred                                 7,215        533,261
Taubman Centers, Inc.                                                            300,368     13,342,347
                                                                                           ------------
                                                                                            141,801,168
                                                                                           ------------
RETAIL STRIP CENTERS 6.1%
Acadia Realty Trust                                                              137,460      3,505,230

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
Cedar Shopping Centers, Inc.                                                      72,100      1,165,857
Developers Diversified Realty Corp.                                               35,655      1,988,123
Federal Realty Investment Trust                                                  328,028     24,372,480
Heritage Property Investment Trust                                                 8,110        295,691
Ramco-Gershenson Properties Trust                                                 20,300        648,585
Regency Centers Corp.                                                            415,325     28,557,747
                                                                                           ------------
                                                                                             60,533,713
                                                                                           ------------
SELF STORAGE 5.0%
Public Storage, Inc.                                                             576,851     49,603,418
                                                                                           ------------
TOTAL LONG-TERM INVESTMENTS 95.9%
   (Cost $593,299,543)                                                                      953,747,957

REPURCHASE AGREEMENT 4.1%
State Street Bank & Trust Co. ($40,298,000 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 5.15%,
   dated 09/29/06, to be sold on 10/02/06 at $40,315,295) (Cost $40,298,000)                 40,298,000
                                                                                           ------------
TOTAL INVESTMENTS 100.0%
   (Cost $633,597,543)                                                                      994,045,957

FOREIGN CURRENCY 0.0%
   (Cost $354,178)                                                                              359,214

LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%                                                     (286,597)
                                                                                           ------------
NET ASSETS 100.0%                                                                          $994,118,574
                                                                                           ============

     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)  Security has been deemed illiquid.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets.

CAD - Canandian Dollar
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Real Estate Securities Fund


By: /s/ Ronald E. Robison
    -----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    -----------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    -----------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006